CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income (loss)	$ 1,365,000	$ (25,915,000)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	164,313,000	140,636,000
Depreciation for early lease purchase options (buyouts)	37,671,000	29,061,000
Depreciation for impaired leases	28,652,000	24,962,000
Change in fair value of derivative liability, warrants, and other	(17,381,000)	(256,000)
Stock-based compensation	3,693,000	5,759,000
Gain on extinguishment of term loan and settlement of derivative liability, net	(5,120,000)	0
Amortization of debt discount	3,002,000	3,104,000
Amortization of debt issuance costs, net	2,410,000	220,000
Accrued PIK interest expense	3,291,000	1,440,000
Amortization of right-of-use assets	183,000	318,000
Changes in operating assets and liabilities:
Property held for lease	(236,014,000)	(201,189,000)
Prepaid expenses and other current assets	2,288,000	(2,053,000)
Litigation insurance reimbursement receivable	0	5,000,000
Accounts payable	400,000	588,000
Accrued liabilities	129,000	(6,775,000)
Accrued litigation	(695,000)	(7,055,000)
Lease liabilities	(180,000)	(288,000)
Unearned revenues	60,000	(126,000)
Net cash provided by operating activities	(11,933,000)	(32,569,000)
Cash flows from investing activities:
Purchases of property and equipment	(34,000)	(54,000)
Additions to capitalized software	(1,147,000)	(1,249,000)
Other assets and security deposits	76,000	0
Net cash used in investing activities	(1,105,000)	(1,303,000)
Cash flows from financing activities:
Proceeds from New and Existing Revolving Facilities	21,968,000	34,421,000
Principal repayments on New and Existing Revolving Facilities	(25,999,000)	(12,406,000)
Repayment of term loan and repurchase of warrants	(35,070,000)	0
Payments of issuance costs related to debt and preferred stock	(5,347,000)	0
Repurchases of restricted stock	(594,000)	(613,000)
Proceeds from issuance of Convertible Preferred Stock and warrants	65,000,000	0
Proceeds from exercise of stock options	8,000	211,000
Net cash used in financing activities	19,966,000	21,613,000
Net increase (decrease) in cash, cash equivalents and restricted cash	6,928,000	(12,259,000)
Cash, cash equivalents and restricted cash at beginning of period	16,552,000	28,811,000
Cash, cash equivalents and restricted cash at end of period	23,480,000	16,552,000
Supplemental disclosure of cash flow information:
Cash paid for interest	11,693,000	13,709,000
Cash paid for income taxes	106,000	226,000
Cash paid for operating leases	275,000	359,000
Supplemental disclosure of non-cash investing and financing activities
Issuance of warrants to purchase common stock in connection with debt refinancing	3,934,000	0
Issuance of common stock in connection with litigation settlements	1,505,000	1,756,000
Issuance of New Term Loan derivative liability in connection with debt refinancing	3,558,000	0
Debt issuance costs accrued but not yet paid	200,000	0
Extinguishment of Existing Term Loan	$ 32,654,000	$ 0